INVESTMENTS (Details) $ in Millions	Mar. 30, 2018 USD ($)
Accounting Standards Update 2016-01 [Member]
Debt Securities, Available-for-sale [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ (409)